Subsequent Events	3 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events Text Block

NOTE 30. GE CAPITAL EXIT PLAN

On April 10, 2015, the Company announced a plan (the GE Capital Exit Plan) to reduce the size of its financial services businesses through the sale of most of the assets of GECC over the next 24 months, and to focus on continued investment and growth in the Company’s industrial businesses. Under the GE Capital Exit Plan, which was approved on April 2, 2015 and aspects of which were approved on March 31, 2015, the Company will retain certain GECC businesses, principally its vertical financing businesses – GE Capital Aviation Services, Energy Financial Services and Healthcare Equipment Finance – that directly relate to the Company’s core industrial domain and other operations including Working Capital Solutions and our run-off insurance activities. The assets planned for disposition include Real Estate, most of Commercial Lending and Leasing (CLL) and all Consumer platforms (including all U.S. banking assets).

As a result of the GE Capital Exit Plan, GE’s consolidated financial statements reflect GECC’s Real Estate business as discontinued operations, including reclassification of all comparative prior period information. Information in these financial statements has not been updated to reflect aspects of the GE Capital Exit Plan, other than the required reclassification of the Real Estate business to discontinued operations.

As part of the GE Capital Exit Plan, the Company and GECC entered into an amendment to their existing financial support agreement. Under this amendment (the Amendment), the Company has provided a full and unconditional guarantee (the Guarantee) of the payment of principal and interest on all tradable senior and subordinated outstanding long-term debt securities and all commercial paper issued or guaranteed by GECC identified in the Amendment. In the aggregate, the Guarantee applied to $210,107 million of GECC debt as of April 10, 2015. See Note 10. The Guarantee replaced the requirement that the Company make certain income maintenance payments to GECC in certain circumstances. GECC’s U.S. public indentures were concurrently amended to provide the full and unconditional guarantee by the Company set forth in the Guarantee.

We recorded $16,118 million of after-tax charges ($13,764 million of which is attributable to continuing operations and $2,354 million of which is attributable to discontinued operations) in the first quarter of 2015 related to the GE Capital Exit Plan. The first quarter charges recorded in continuing operations include tax expense related to expected repatriation of foreign earnings and write-off of deferred tax assets ($5,980 million), asset impairments due to shortened hold periods ($4,962 million), and charges on businesses held for sale ($2,822 million), including goodwill allocation.